Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	STATE STREET INSTITUTIONAL FUNDS
Entity Central Index Key	0001040061
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000004429
Shareholder Report [Line Items]
Fund Name	State Street Institutional Small-Cap Equity Fund
Class Name	Investment
Trading Symbol	SIVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Small-Cap Equity Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment	$36	0.75%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%
AssetsNet	$ 655,904,721
Holdings Count | Holding	337
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$655,904,721 Number of Portfolio Holdings337 Portfolio Turnover Rate22%
Holdings [Text Block]

Top Ten Industries

Industry	%
Regional Banks	9.6%
Industrial Machinery & Supplies & Components	7.5%
Application Software	4.9%
Healthcare Equipment	4.1%
Specialty Chemicals	3.3%
Property & Casualty Insurance	2.8%
Life Sciences Tools & Services	2.8%
Building Products	2.5%
Biotechnology	2.3%
Systems Software	2.1%

Top Ten Holdings

Holdings	%
Enerpac Tool Group Corp.	1.5%
Brink's Co.	1.3%
Belden, Inc.	1.3%
Darling Ingredients, Inc.	1.1%
RB Global, Inc.	1.1%
Louisiana-Pacific Corp.	1.1%
Boot Barn Holdings, Inc.	1.0%
U.S. Physical Therapy, Inc.	1.0%
Repligen Corp.	1.0%
AGCO Corp.	1.0%

C000004430
Shareholder Report [Line Items]
Fund Name	State Street Institutional Small-Cap Equity Fund
Class Name	Service
Trading Symbol	SSQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Small-Cap Equity Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$48	1.00%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%
AssetsNet	$ 655,904,721
Holdings Count | Holding	337
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$655,904,721 Number of Portfolio Holdings337 Portfolio Turnover Rate22%
Holdings [Text Block]

Top Ten Industries

Industry	%
Regional Banks	9.6%
Industrial Machinery & Supplies & Components	7.5%
Application Software	4.9%
Healthcare Equipment	4.1%
Specialty Chemicals	3.3%
Property & Casualty Insurance	2.8%
Life Sciences Tools & Services	2.8%
Building Products	2.5%
Biotechnology	2.3%
Systems Software	2.1%

Top Ten Holdings

Holdings	%
Enerpac Tool Group Corp.	1.5%
Brink's Co.	1.3%
Belden, Inc.	1.3%
Darling Ingredients, Inc.	1.1%
RB Global, Inc.	1.1%
Louisiana-Pacific Corp.	1.1%
Boot Barn Holdings, Inc.	1.0%
U.S. Physical Therapy, Inc.	1.0%
Repligen Corp.	1.0%
AGCO Corp.	1.0%

C000004434
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Equity Fund
Class Name	Investment
Trading Symbol	SUSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Equity Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 284,221,811
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$284,221,811 Number of Portfolio Holdings95 Portfolio Turnover Rate23%
Holdings [Text Block]

Top Ten Industries

Industry	%
Semiconductors	10.3%
Interactive Media & Services	7.8%
Systems Software	7.6%
Technology Hardware, Storage & Peripherals	6.1%
Pharmaceuticals	5.0%
Broadline Retail	4.4%
Diversified Banks	3.8%
Transaction & Payment Processing Services	3.4%
Application Software	2.5%
Life Sciences Tools & Services	2.3%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.6%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.8%
Meta Platforms, Inc., Class A	3.5%
JPMorgan Chase & Co.	2.2%
Broadcom, Inc.	2.1%
Visa, Inc., Class A	2.0%
Johnson & Johnson	1.9%

C000004433
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Equity Fund
Class Name	Service
Trading Symbol	SUSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Equity Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 284,221,811
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$284,221,811 Number of Portfolio Holdings95 Portfolio Turnover Rate23%
Holdings [Text Block]

Top Ten Industries

Industry	%
Semiconductors	10.3%
Interactive Media & Services	7.8%
Systems Software	7.6%
Technology Hardware, Storage & Peripherals	6.1%
Pharmaceuticals	5.0%
Broadline Retail	4.4%
Diversified Banks	3.8%
Transaction & Payment Processing Services	3.4%
Application Software	2.5%
Life Sciences Tools & Services	2.3%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.6%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.8%
Meta Platforms, Inc., Class A	3.5%
JPMorgan Chase & Co.	2.2%
Broadcom, Inc.	2.1%
Visa, Inc., Class A	2.0%
Johnson & Johnson	1.9%